Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000144795
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,351		$ 10,114		$ 10,245		$ 10,267		$ 10,558		$ 11,378		$ 12,110		$ 12,288		$ 12,937		$ 12,320		$ 12,425		$ 11,423		$ 11,700		$ 12,306		$ 12,161		$ 13,009		$ 13,278		$ 11,151		$ 12,221		$ 11,743		$ 13,902		$ 14,820		$ 15,259		$ 15,156		$ 14,724		$ 13,495		$ 13,317		$ 11,880		$ 14,446		$ 15,105		$ 15,381		$ 13,602		$ 15,309		$ 15,816		$ 16,513	$ 16,497	$ 16,496	$ 17,569	$ 18,263	$ 19,534
C000144796
Account Value [Line Items]
Accumulated Value		10,000		9,352		10,114		10,244		10,266		10,546		11,367		12,099		12,265		12,925		12,297		12,390		11,391		11,658		12,265		12,119		12,956		13,226		11,108		12,167		11,688		13,826		14,745		15,173		15,056		14,622		13,405		13,212		11,801		14,336		14,981		15,257		13,492		15,188		15,679		16,376	16,344	16,342	17,399	18,075	19,330
C000184324
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 532,710		$ 567,497		$ 575,805		$ 607,293		$ 578,374		$ 583,285		$ 536,360		$ 549,588		$ 578,183		$ 571,892		$ 612,496		$ 625,796		$ 525,360		$ 576,469		$ 553,886		$ 655,860		$ 699,828		$ 720,591		$ 716,316		$ 695,950		$ 638,364		$ 629,937		$ 563,221		$ 684,926		$ 716,292		$ 729,421		$ 645,538		$ 727,200		$ 752,094		$ 785,286		$ 784,531		$ 785,271		$ 836,777		$ 869,266		$ 931,073
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251		15,441		14,728		13,619		13,068		11,889		14,311		14,765		15,262		13,602		15,744		16,135		16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,009		$ 9,693		$ 9,753		$ 9,677		$ 10,093		$ 10,787		$ 11,485		$ 11,945		$ 12,880		$ 12,352		$ 12,221		$ 11,127		$ 11,268		$ 11,955		$ 11,903		$ 12,355		$ 12,631		$ 10,599		$ 11,704		$ 11,507		$ 13,761		$ 14,826		$ 15,251		$ 15,441		$ 14,728		$ 13,619		$ 13,068		$ 11,889		$ 14,311		$ 14,765		$ 15,262		$ 13,602		$ 15,744		$ 16,135		$ 16,974	$ 16,725	$ 17,106	$ 18,163	$ 19,140	$ 20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 525,225		$ 559,219		$ 581,616		$ 627,103		$ 601,431		$ 595,025		$ 541,750		$ 548,635		$ 582,086		$ 579,552		$ 601,580		$ 615,013		$ 516,069		$ 569,858		$ 560,285		$ 670,011		$ 721,877		$ 742,578		$ 751,793		$ 717,093		$ 663,076		$ 636,261		$ 578,889		$ 696,809		$ 718,918		$ 743,119		$ 662,254		$ 766,560		$ 785,618		$ 826,428		$ 814,348		$ 832,898		$ 884,360		$ 931,931		$ 1,001,907